United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	June 30, 2007

Report type:	13F Holdings Report

If amended report check here:[ ] Amendment Number:

If amended report is a restatement, check here: [ ]

Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:



Wayne H. Shaner,	Bethesda, MD  	July 18, 2007


I am signing this report as required by the Securities Exchange Act of 1934.




                                                      Rockledge Partners, LLC.
                                                              FORM 13F
                                                         June 30, 2007

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         Com              88579y101     6038    69566 SH       SOLE                    69566
Altria Group Inc.              Com              02209s103     5248    74820 SH       SOLE                    74820
American International Group   Com              026874107    13534   193255 SH       SOLE                   193255
Amgen Inc.                     Com              031162100     5009    90600 SH       SOLE                    90600
Anglogold Ltd ADR              Com              035128206     3665    96900 SH       SOLE                    96900
Barrick Gold Corp              Com              067901108     6167   212130 SH       SOLE                   212130
Bed, Bath, and Beyond Inc.     Com              075896100     4429   123050 SH       SOLE                   123050
Berkshire Hathaway A           Com              084670108      547        5 SH       SOLE                        5
Berkshire Hathaway B           Com              084670207    22192     6156 SH       SOLE                     6156
Canadian National Railway Comp Com              136375102     6496   127538 SH       SOLE                   127538
Cimarex Energy Co.             Com              171798101     5624   142700 SH       SOLE                   142700
Cincinnati Financial Corp      Com              172062101     9061   208790 SH       SOLE                   208790
Citigroup Inc.                 Com              172967101     7139   139184 SH       SOLE                   139184
Coca-Cola Company              Com              191216100     8494   162380 SH       SOLE                   162380
ConocoPhillips                 Com              20825C104     8765   111656 SH       SOLE                   111656
Covidien Ltd.                  Com              G2552X108     2691    62444 SH       SOLE                    62444
Danaher Corp                   Com              235851102      675     8935 SH       SOLE                     8935
Echostar Communications        Com              278762109      217     5000 SH       SOLE                     5000
Endurance Specialty Holdings L Com              G30397106     3458    86366 SH       SOLE                    86366
Entercom Communications Corp   Com              293639100     3763   151200 SH       SOLE                   151200
Exxon Mobil Corp               Com              30231G102     5290    63071 SH       SOLE                    63071
Gannett Company                Com              364730101     6391   116300 SH       SOLE                   116300
General Electric Co.           Com              369604103    13700   357900 SH       SOLE                   357900
Genuine Parts Co.              Com              372460105     3221    64934 SH       SOLE                    64934
GlaxoSmithKline PLC - Spons. A Com              37733W105     9641   184100 SH       SOLE                   184100
GlobalSantaFe Corporation      Com              G3930E101     5767    79825 SH       SOLE                    79825
Gold Fields Ltd ADR            Com              38059t106     5197   331000 SH       SOLE                   331000
Goldcorp Inc.                  Com              380956409     2487   105000 SH       SOLE                   105000
Illinois Tool Works            Com              452308109      237     4370 SH       SOLE                     4370
Intel Corp.                    Com              458140100     7296   307321 SH       SOLE                   307321
Johnson & Johnson              Com              478160104    14100   228825 SH       SOLE                   228825
KLA-Tencor Corporation         Com              482480100     3215    58510 SH       SOLE                    58510
L-3 Communications Holdings    Com              502424104      341     3500 SH       SOLE                     3500
Leucadia National Corp         Com              527288104     7734   219400 SH       SOLE                   219400
Markel Corporation             Com              570535104     4531     9350 SH       SOLE                     9350
Medtronic Inc,                 Com              585055106      534    10300 SH       SOLE                    10300
Microsoft Corp.                Com              594918104     7395   250918 SH       SOLE                   250918
Montpelier Re Holdings LTD     Com              G62185106     5832   314560 SH       SOLE                   314560
Newmont Mining Corp.           Com              651639106     6109   156390 SH       SOLE                   156390
Nokia Corp ADR                 Com              654902204    13094   465825 SH       SOLE                   465825
Oil Service HOLDRs Trust       Com              678002106      524     3000 SH       SOLE                     3000
Pfizer, Inc.                   Com              717081103     8643   338006 SH       SOLE                   338006
Procter & Gamble               Com              742718109     9850   160966 SH       SOLE                   160966
Royal Dutch Shell PLC - ADR Cl Com              780259107      458     5500 SH       SOLE                     5500
Royal Gold Inc.                Com              780287108     6515   274100 SH       SOLE                   274100
Sprint Nextel Corp             Com              852061100     6276   303040 SH       SOLE                   303040
Statoil ASA - Sponsored ADR    Com              85771p102     7179   231520 SH       SOLE                   231520
The Walt Disney Co.            Com              254687106     3077    90121 SH       SOLE                    90121
Tyco Electronics Ltd.          Com              G9144P105     2439    62444 SH       SOLE                    62444
Tyco International LTD         Com              G9143x208     3352    62445 SH       SOLE                    62445
United Health Group            Com              91324p102     7813   152779 SH       SOLE                   152779
Worthington Industries         Com              981811102     8080   373190 SH       SOLE                   373190
XL Capital LTD - CL A          Com              G98255105     7087    84074 SH       SOLE                    84074
YRC Worldwide Inc.             Com              984249102     7730   210060 SH       SOLE                   210060
Zimmer Holdings Inc.           Com              98956P102      501     5900 SH       SOLE                     5900